Investments in Affiliates (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	$ 1,953,711	$ 1,708,899	$ 1,637,620
Investment fund affiliates
Schedule of Equity Method Investments [Line Items]
Investments in affiliates		1,386,837	1,219,138
Operating affiliates
Schedule of Equity Method Investments [Line Items]
Investments in affiliates		$ 322,062	$ 418,482